Financial Risk Management Objectives and Policies as Restated - Summary of Monitoring Capital Using Gearing Ratio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 353,521	$ 124,322	$ 141,295
Total assets	1,119,465	722,093	$ 292,618
Capital Management
Disclosure Of Financial Instruments [Line Items]
Total liabilities	353,521	124,322
Total assets	$ 1,119,465	$ 722,093
Gearing ratio	32.00%	17.00%